REVENUE	9 Months Ended
Sep. 30, 2022
REVENUE

18. REVENUE

The Company sub-classifies revenue within the following components: product revenue and services revenue. Product revenue comprises of sales of internally assembled multi-rotor helicopters, industrial aerial video systems, civilian small unmanned aerial systems or vehicles, and wireless video systems. Services revenue consists of fees charged for custom engineering, drone as a service work, and training and simulation consulting.

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Product sales	$1,359,986	$1,351,527	$4,530,686	$3,968,807
Drone service	516,235	411,746	1,760,212	1,073,440
Services	-	133,719	-	376,353
	$1,876,221	$1,896,992	$6,290,898	$5,418,600

Geographic revenue segmentation is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Canada	$1,464,412	$1,296,163	$5,604,877	$3,573,820
United States	411,809	600,401	686,021	1,800,513
International	-	428	-	44,267
	$1,876,221	$1,896,992	$6,290,898	$5,418,600

Non-current assets for each geographic segment are as follows:

As at September 30, 2022	Canada	United States
Goodwill	$2,166,564	$4,079,891
Property and equipment	292,012	-
Intangible assets	186,229	296,148
Investments	222,785	-
Notes receivable	256,114	1,286,299
Right of use assets	375,586	-
	$3,499,290	$5,662,338

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For Three and Nine Months Ended September 30, 2022

Expressed in Canadian Dollars (unaudited)